Derivative Instruments - Narrative (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($) agreement	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($) agreement	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) agreement	Dec. 31, 2014 USD ($) agreement
Derivative [Line Items]
Derivative asset	$ 2,955,000		$ 2,955,000		$ 0
Loss on fair value of derivative instruments	$ 50,000	$ 0	$ 3,802,000	$ 0	$ 9,260,000	$ 2,110,000	$ 0
Number of interest rate derivatives held | agreement		0		0		0	0
Not Designated as Hedging Instrument | Maximum
Derivative [Line Items]
Interest rate cap	3.09%		3.09%
IH1 2013-1 | Not Designated as Hedging Instrument
Derivative [Line Items]
Interest rate cap					3.46%
IH1 2014-1 | Not Designated as Hedging Instrument
Derivative [Line Items]
Interest rate cap					3.82%
IH1 2014-2 | Not Designated as Hedging Instrument
Derivative [Line Items]
Interest rate cap					3.09%
IH1 2014-3 | Not Designated as Hedging Instrument
Derivative [Line Items]
Interest rate cap					2.59%
IH2 2015-1 | Not Designated as Hedging Instrument
Derivative [Line Items]
Interest rate cap					2.07%
IH2 2015-2 | Not Designated as Hedging Instrument
Derivative [Line Items]
Interest rate cap					2.71%
IH2 2015-3 | Not Designated as Hedging Instrument
Derivative [Line Items]
Interest rate cap					2.52%
Interest Rate Cap
Derivative [Line Items]
Loss on fair value of derivative instruments	$ 50,000	$ 0	$ 128,000	$ 0
Interest Rate Cap | Not Designated as Hedging Instrument
Derivative [Line Items]
Debt service coverage ratio	1.2		1.2		1.2
Derivative asset					$ 0	$ 101,000
Interest Rate Cap | Not Designated as Hedging Instrument | Minimum
Derivative [Line Items]
Interest rate cap	2.52%		2.52%
Interest Rate Swap
Derivative [Line Items]
Loss on fair value of derivative instruments	$ 0	$ 0	$ 3,674,000	$ 0
Interest Rate Swap | Not Designated as Hedging Instrument
Derivative [Line Items]
Loss on fair value of derivative instruments					8,683,000
Interest Rate Swap | London Interbank Offered Rate (LIBOR) | Designated as Hedging Instrument
Derivative [Line Items]
Derivative notional amount					$ 1,500,000,000
Fixed interest rate					1.97%